Schedule Of Available Funding Under Vehicle Programs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	$ 10,864	[1]
Debt under vehicle programs	7,337		6,806
Available Capacity	3,527
Debt Due To Avis Budget Rental Car Funding
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	8,031	[1],[2]
Debt under vehicle programs	5,656	[2]	5,203	[3]
Available Capacity	2,375	[2]
Canada Debt Borrowings
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	753	[1],[4]
Debt under vehicle programs	400	[4]	353
Available Capacity	353	[4]
International Debt Borrowings
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	1,408	[1],[5]
Debt under vehicle programs	731	[5]	679
Available Capacity	677	[5]
International Capital Leases
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	404	[1],[6]
Debt under vehicle programs	289	[6]	315
Available Capacity	115	[6]
Budget Truck Financing
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	233	[1],[7]
Debt under vehicle programs	226	[7]	253	[8]
Available Capacity	7	[7]
Other
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Total Capacity	35	[1],[9]
Debt under vehicle programs	35	[9]	3	[10]
Available Capacity	$ 0	[9]

[1]	Capacity is subject to maintaining sufficient assets to collateralize debt.
[2]	The outstanding debt is collateralized by $7.3 billion of underlying vehicles and related assets.
[3]	(a) The increase reflects additional borrowings principally to fund an increase in the Company’s fleet driven by increased rental volume and the acquisitions of Zipcar and Payless.
[4]	The outstanding debt is collateralized by $549 million of underlying vehicles and related assets.
[5]	The outstanding debt is collateralized by $1.3 billion of underlying vehicles and related assets.
[6]	The outstanding debt is collateralized by $306 million of underlying vehicles and related assets.
[7]	The outstanding debt is collateralized by $338 million of underlying vehicles and related assets.
[8]	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2013.
[9]	The outstanding debt is collateralized by $28 million of underlying vehicles and related assets.
[10]	(c) The increase is principally related to Zipcar capital leases.